Label	Element	Value
Class I Prospectus | 2020 High Watermark Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2020 High Watermark Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOALS
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The 2020 High Watermark Fund (the "2020 High Watermark Fund" or the "Fund") seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value per share ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the Protected High Watermark Value.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund seeks high total return as a secondary objective.

On the Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest NAV attained during the life of the Fund, adjusted as a result of dividends, distributions and any extraordinary expenses. This NAV is the Fund's "high watermark value," which is referred to in this Prospectus as the Fund's Protected High Watermark Value. Shareholders must hold their shares until August 31, 2020, the Protected Maturity Date, in order to be entitled to redeem their shares for the Protected High Watermark Value.

The Fund's undertaking that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement ("Master Agreement") between SunAmerica Specialty Series (the "Trust"), on behalf of the Fund, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV on the Fund's Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc.

An Early Closure Condition occurred with respect to the Fund. This Early Closure Condition required the Fund to close to new investments, but did not require the Fund to irrevocably allocate its assets to its fixed income portfolio.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to generate capital appreciation by dynamically allocating its portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500 Index futures and options on those futures or options on the index) and to U.S. fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and money market instruments). Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the life of the Fund (the Investment Period) and to become generally more conservative (that is, less exposed to equity markets) as the Fund's Protected Maturity Date approaches. Under normal market conditions, the Fund will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities.

The Fund's subadviser, Trajectory Asset Management LLC ("Trajectory" or the "Adviser"), implements its proprietary strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while attempting to preserve investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High Watermark Value and the actual NAV of the Fund on its Protected Maturity Date.

The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.

The principal risks of an investment in the Fund involve opportunity costs, interim redemption risk (i.e., the risks associated with redemption prior to the Fund's Protected Maturity Date), and early closure or early termination risk, as well as the risks associated with exposure to the equity and fixed income markets.

Opportunity Costs. Opportunity costs involve the likelihood that the Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Fund's ability to participate in upward equity market movements and, therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. In addition, the terms of the Master Agreement prescribe certain investment parameters within which the Fund must be managed during the Investment Period to preserve the benefit of the Master Agreement. Accordingly, the Master Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the Master Agreement could require the Fund to liquidate an equity index futures position when it otherwise would not be in the shareholders' best interests. Under certain circumstances, the Master Agreement may also require all of the Fund's assets to be invested in fixed income securities.

Interim Redemption Risk. Investors can realize significant losses if they redeem their shares before the Fund's Protected Maturity Date due to the possibility of a shortfall between the Protected High Watermark Value that investors earn if shares are held to the Fund's Protected Maturity Date and the actual NAV of Fund shares on the date of redemption. This shortfall could be more pronounced in an environment of rising interest rates or a declining stock market.

Early Closure Risk. An Early Closure Condition is a circumstance where the Adviser allocates all of the Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses in which case the Fund will close to new investments. An Early Closure Condition has occurred, under which the Fund has closed to new investments, other than to existing shareholders in connection with the automatic reinvestment of dividends and capital gains distributions.

Early Termination Risk. Under the Master Agreement, if certain low interest rate conditions occur and the Fund is within three years of its Protected Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. If the Fund was to terminate before the Fund's Protected Maturity Date (an Early Fund Termination) and the Trust's Board of Trustees determines to liquidate the Fund, an investor would have to locate an alternative investment for his or her assets until the otherwise scheduled Protected Maturity Date, which could involve transaction expenses.

Risk of Exposure to Both Equity and Fixed Income Markets. Because the Fund participates in both the equity and debt markets, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compare the Fund's average annual returns, before and after taxes, to those of the Dow Jones Target Maturity 2020 Index, a broad measure of market performance. The Table includes all applicable fees. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850 x6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compare the Fund's average annual returns, before and after taxes, to those of the Dow Jones Target Maturity 2020 Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850 x6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aig.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	2020 HIGH WATERMARK FUND (CLASS I)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the Bar Chart, the highest return for a quarter was 12.41% (quarter ended 9/30/11) and the lowest return for a quarter was -7.14% (quarter ended 3/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.14%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Table includes all applicable fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2016)
Class I Prospectus | 2020 High Watermark Fund | Dow Jones Target Maturity 2020 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	6.28%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	7.57%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	5.56%
Class I Prospectus | 2020 High Watermark Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Master Agreement Fee	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement	rr_ExpensesOverAssets	2.15%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.97%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	375
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,432
Annual Return 2007	rr_AnnualReturn2007	5.78%
Annual Return 2008	rr_AnnualReturn2008	(16.26%)
Annual Return 2009	rr_AnnualReturn2009	(6.15%)
Annual Return 2010	rr_AnnualReturn2010	8.85%
Annual Return 2011	rr_AnnualReturn2011	17.35%
Annual Return 2012	rr_AnnualReturn2012	4.26%
Annual Return 2013	rr_AnnualReturn2013	(5.83%)
Annual Return 2014	rr_AnnualReturn2014	4.19%
Annual Return 2015	rr_AnnualReturn2015	1.29%
Annual Return 2016	rr_AnnualReturn2016	1.53%
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	1.53%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	1.11%
Class I Prospectus | 2020 High Watermark Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	0.23%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	(0.10%)
Class I Prospectus | 2020 High Watermark Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	0.86%	[4]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.26%	[4]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	0.43%	[4]

[1]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[2]	Any waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waiver and/or reimbursement occurred.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.18% for Class I shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This Agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.
[4]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.